SHARE CAPITAL (Details 8)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
SHARE CAPITAL
Deferred Share Units Beginning Balance | shares	0
Deferred Share Units, Granted - February 2, 2021 | shares	40,000
Deferred Share Units, Granted - June 17, 2021 | $	$ 263,000
Deferred Share Units, Ending Balance | shares	303,000
Weighted average, Deferred Share Units, Beginning Balance	$ 0
Weighted average fair value, Deferred Share Units, Granted - February 2, 2021	0.40
Weighted average fair value, Deferred Share Units, Granted - June 17, 2021	0.35
Weighted average, Deferred Share Units, Ending Balance	$ 0.36